UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2011

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
  				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Wilson/Bennett Capital Management, Inc.
Address: 8270 Greensboro Drive, 4th Floor
	 McLean, VA 22102

13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kevin Reynolds
Title: President
Phone: 703-584-6027

Signature, Place, and Date of Signing:

/s/ Kevin Reynolds McLean, VA 04/04/2011

Report Type (Check only one.):

[    ] 13F HOLDINGS REPORT.

[ X  ] 13F NOTICE.

[    ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-05837		LOGAN CAPITAL MANAGEMENT INC